Acquisition of Concepts and Solutions	3 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Acquisition of Concepts and Solutions

Note 13 – Acquisition of Concepts and Solutions

On September 4, 2019, Galaxy entered into a stock purchase agreement with Concepts and Solutions. Under the terms of the stock purchase agreement, 100% of the outstanding capital for both Concepts and Solutions was purchased by Galaxy.

Concurrent with this acquisition, the Company applied pushdown accounting. Therefore, the consolidated financial statements after completion of the acquisition include the assets, liabilities, and results of operations of the combined company from and after the closing date.

As part of the stock purchase agreement, Galaxy issued 1,350,000 common shares to the seller (Note 17) with a value of $1,485,000. In addition to the issuance of common shares, the Company entered into three promissory notes with the seller for a total note payable of $3,000,000.  The note is subject to adjustment based on certain future earnings goals. The Company believes future earnings goals will not be met and have valued the note payable at $900,000 at September 30, 2019.

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the acquisition date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 201,161
Accounts receivable	1,165,954
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287

Total Assets	5,245,465

Liabilities
Accounts payable	1,225,734
Accrued expenses	783,540
Short-term debt	96,941
Deferred revenue	518,900

Total Liabilities	2,625,115

Net Assets	$ 2,620,350

Consideration
Fair value of anti-dilution clause	$ 235,350
Note payable to seller	$ 900,000
Stock	1,485,000
Total consideration	$ 2,620,350

As a result of the Company pushing down the effects of the acquisition, certain accounting adjustments are reflected in the consolidated financial statements, such as goodwill and other intangible assets recognized of $3,524,936 and reflected in the balance sheet as of September 30, 2019. Goodwill and other intangible assets recognized is primarily attributable to the amount of the consideration in excess of the fair value of Concepts and Solutions at the date of purchase.